Supplement to the currently effective STATEMENTs OF ADDITIONAL INFORMATION

DWS Alternative Asset Allocation VIP

DWS Global Income Builder VIP

DWS Alternative Asset Allocation VIP

Dokyoung Lee has been added as a portfolio manager of the fund and, together with Pankaj Bhatnagar and Darwei Kung, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Alternative Asset Allocation VIP in “Appendix I-D – Portfolio Management” of the fund’s Statements of Additional Information. The information for Dokyoung Lee is provided as of November 12, 2018 and the information for Pankaj Bhatnagar and Darwei Kung is provided as of December 31, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Pankaj Bhatnagar	$0	$100,001 - $500,000
Darwei Kung	$0	$100,001 - $500,000
Dokyoung Lee	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Pankaj Bhatnagar	5	$3,872,752,930	0	$0
Darwei Kung	6	$4,015,479,656	0	$0
Dokyoung Lee	0	$0	0	$0

January 10, 2019

SAISTKR-457

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Pankaj Bhatnagar	2	$252,891,600	0	$0
Darwei Kung	0	$0	0	$0
Dokyoung Lee	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Pankaj Bhatnagar	9	$164,497,890	0	$0
Darwei Kung	2	$311,192,934	0	$0
Dokyoung Lee	0	$0	0	$0

DWS Global Income Builder VIP

Dokyoung Lee has been added as a portfolio manager of the fund and, together with John D. Ryan, Darwei Kung, Di Kumble and Kevin Bliss, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Global Income Builder VIP in “Appendix I-D – Portfolio Management” of the fund’s Statements of Additional Information. The information for Dokyoung Lee is provided as of November 12, 2018 and the information for John D. Ryan, Darwei Kung, Di Kumble and Kevin Bliss is provided as of December 31, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
John D. Ryan	$0	$50,001 - $100,000
(1)Darwei Kung	$0	$100,001 - $500,000
Di Kumble	$0	$10,001 - $50,000
Kevin Bliss	$0	$0
Dokyoung Lee	$0	$0

(1)Although the Portfolio Manager does not have an investment in this variable annuity fund, the Portfolio Manager does hold $10,001 - $50,000 in DWS Global Income Builder Fund, the retail mutual fund that has the same investment strategy.

January 10, 2019

SAISTKR-457

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
John D. Ryan	4	$1,257,830,996	0	$0
Darwei Kung	6	$4,052,391,323	0	$0
Di Kumble	9	$7,888,566,682	0	$0
Kevin Bliss	4	$1,257,830,996	0	$0
Dokyoung Lee	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
John D. Ryan	1	$1,051,366,476	0	$0
Darwei Kung	0	$0	0	$0
Di Kumble	0	$0	0	$0
Kevin Bliss	0	$0	0	$0
Dokyoung Lee	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John D. Ryan	0	$0	0	$0
Darwei Kung	2	$311,192,934	0	$0
Di Kumble	17	$4,670,183,121	0	$0
Kevin Bliss	0	$0	0	$0
Dokyoung Lee	0	$0	0	$0

Please Retain This Supplement for Future Reference

January 10, 2019

SAISTKR-457